SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) tranche shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) tranche shares	Dec. 31, 2019 CNY (¥) tranche shares
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	70,954,080
Granted (in shares)	2,163,420
Forfeited (in shares)	(4,607,340)
Vested (in shares)	(12,325,470)
Adjusted for performance conditions (in shares)	(2,488,200)
Nonvested restricted stocks outstanding at the end of the period (in shares)	53,696,490		70,954,080
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 1.18
Granted (in dollars per shares) | $ / shares		4.20
Forfeited (in dollars per shares) | $ / shares		1.64
Vested (in dollars per shares) | $ / shares		1.58
Adjusted for performance conditions (in dollars per share) | $ / shares		0.61
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 1.20
Total unrecognized compensation expense | ¥	¥ 355	$ 355
Weighted-average period for recognition of unrecognized compensation costs	3 years 3 months 18 days
Total fair value of nonvested restricted stocks, vested | ¥	¥ 389		¥ 368	¥ 443
Restricted stocks | Performance Condition
Share based compensation
Number of tranche | tranche	10		10	10
Number of Restricted Stocks
Granted (in shares)	0		0	2,217,120
Restricted stocks | Performance Condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Period for remaining percentage vested	2 years
Share options
Weighted Average Grant Date Fair Value
Total unrecognized compensation expense | ¥	¥ 0	$ 0